Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Maximum percent of salary and bonus eligible for executive deferred compensation plan	75.00%
Executive deferred compensation plan liabilities	$ 248	$ 207
Defined contribution plan, cost	$ 149	$ 138	$ 136
Intuit Inc. 401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	50.00%
Defined contribution plan, employer matching contribution, percent of match	125.00%
Credit Karma 401 (k) Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	90.00%
Defined contribution plan, employer matching contribution, percent of match	100.00%